Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
13. Net Income (Loss) Per Share
As a result of the Merger, the shares and loss per share related to Old Clarus’s outstanding convertible preferred stock and common stock prior to the Merger have been retroactively restated to reflect the actual shares for which the Series D preferred stock converted into as a result of the conversion terms in the Merger Agreement. Basic and diluted earnings (loss) per share attributable to common stockholders are calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Numerator:
Net loss (income)	$(2,769)	$5,406	$(36,315)	$4,067
Earnings attributable to Old Clarus participating warrants (1)	—	(10)	—	(8)
Gain on extinguishment of convertible notes (2)	412	—	412	—

Net (loss) income attributable to common stockholders, basic	(2,357)	5,396	(35,903)	4,059
Effect of convertible notes (3)	—	(19,139)	—	(48,338)

Net loss attributable to common stockholders, diluted	$(2,357)	$(13,743)	$(35,903)	$(44,279)

Denominator:
Weighted-average common shares attributable to common stockholders, basic	9,153,848	4,901,564	6,318,992	4,901,564
Effect of convertible notes (4)	—	16,927,006	—	16,927,006

Weighted average number of common shares - diluted	9,153,848	21,828,570	6,318,992	21,828,570

Net loss per common share attributable to common stockholders, basic	$(0.26)	$1.10	$(5.68)	$0.83
Effect of convertible notes	—	(1.73)	—	(2.86)

Net loss per common share attributable to common stockholders, diluted	$(0.26)	$(0.63)	$(5.68)	$(2.03)

(1)	The loss attributable to Old Clarus participating warrants relates to the total earnings attributable to the 9,246 Old Clarus participating warrants using the two-class method.
(2)
The gain on extinguishment of convertible notes relates to the difference between the carrying value of the convertible notes upon conversion to shares and the fair value of the shares exchanged which requires adjustment to the numerator when calculating basic EPS.

(3)
The effect of the convertible notes on the numerator for the three and nine months ended September 30, 2020 relates to the impact that the convertible notes had on net income during the period, and are removed from net income when calculating net income (loss) attributable to common stockholders diluted using the if-converted
method.

(4)
The effect of convertible notes on the denominator for the three and nine months ended September 30, 2020 was calculated based on the carrying value of the convertible notes balance at September 30, 2020, converted at the series D price of $4.50 per share and are added back to the denominator when calculating diluted EPS using the if-converted
method.

The Company excluded the following shares from the computation of diluted net loss per share attributable to common stockholders as of September 30, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Convertible notes	—	—	—	—
Old Clarus Warrants	9,246	—	9,246	—
The convertible notes including interest for redeemable convertible preferred stock, which as of September 30, 2020 would be convertible into 16,927,006 shares common stock using the as-if
converted method, are included in the calculation of diluted earnings per share for the three and nine months ended September 30, 2020. Upon completion of the Merger on September 9, 2021, the convertible notes converted into shares of common stock and thus do not have an impact on diluted EPS for the three and nine months ended September 30, 2021
As of the three months and nine months ended September 30, 2021, the Company’s potentially dilutive securities, which include the Old Clarus Series D warrants to purchase common stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is not impacted by these securities.

13. Net Loss per Share
The Company’s potentially dilutive securities, which include preferred stock and stock options, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following shares from the computation of diluted net loss per share attributable to common stockholders as of December 31, 2020 and 2019 because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Redeemable convertible preferred stock	36,756,497	36,756,497
Options to purchase common stock	3,814,659	2,307,640
Convertible notes (1)	17,313,456	15,759,821
Series D warrants	183,438	183,438

(1)	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of December 31, 2020 and 2019.